Company level financial information - Condensed statement of profit or loss (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Condensed statement of profit or loss
General and administrative expenses		¥ (810,829)	¥ (796,435)	¥ (593,205)
Other net income		(40,407)	45,997	24,423
Operating profit		401,035	766,581	1,016,682
Finance income		40,433	25,608	7,311
Finance costs		(28,362)	(31,338)	(25,209)
Net finance income		12,071	(5,730)	(17,898)
Fair value changes of redeemable shares with other preferential rights / redeemable shares with other preferential rights		(1,625,287)	(680,033)	(709,780)
Share of loss of an equity-accounted investee, net of tax		(4,011)
Profit / (loss) before taxation		(1,216,192)	80,818	289,004
Income tax expense		213,255	210,949	279,583
Profit/(loss) for the period/year		(1,429,447)	¥ (260,176)	¥ (294,409)
Parent company
Condensed statement of profit or loss
Other income	¥ 0	(4,274)
General and administrative expenses	(37)	(9,734)
Other net income	1,091	52,056
Operating profit	1,054	46,596
Finance income	0	1,030
Finance costs	0	(2)
Net finance income	0	1,028
Fair value changes of redeemable shares with other preferential rights / redeemable shares with other preferential rights	151,733	(1,625,287)
Share of loss of an equity-accounted investee, net of tax	0	(4,011)
Profit / (loss) before taxation	152,787	(1,581,674)
Income tax expense	0	0
Profit/(loss) for the period/year	¥ 152,787	¥ (1,581,674)